Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Information relating to 2021 and 2020 (Details)	12 Months Ended
Dec. 31, 2022
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	11.28%
Change in average foreign currency exchange rate (as a percent)	13.48%
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	6.07%
Change in average foreign currency exchange rate (as a percent)	12.45%
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	11.85%
Change in average foreign currency exchange rate (as a percent)	17.55%
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(38.50%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(5.26%)
Change in average foreign currency exchange rate (as a percent)	0.82%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	6.08%
Change in average foreign currency exchange rate (as a percent)	(2.13%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(1.86%)
Change in average foreign currency exchange rate (as a percent)	(2.54%)